Cash, cash equivalents and restricted cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	$ 336,881,470	$ 183,993,091	$ 501,093,921
Current restricted cash	19,813	127,803	72,215
Cash, cash equivalents and current restricted cash	336,901,283	184,120,894	501,166,136
Non-current restricted cash	735,312	735,312	735,312
Total	$ 337,636,595	$ 184,856,206	$ 501,901,448	$ 139,882,397